Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Operating Revenue
Schedule of operating revenue from significant customers (constituting more than 10% of total revenue)
Charterer	2017	2016	2015
CMA CGM	34%	29%	26%
HMM Korea	31%	32%	28%
YML	14%	12%	13%
Hanjin	0%	10%	17%